VESSELS UNDER FINANCE LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of vessels under finance lease
Movements in the year ended December 31, 2024 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance as of December 31, 2023	777,939	(204,485)	573,454
Depreciation	—	(31,192)	(31,192)
Reclassification to 'Vessels, Rigs and Equipment, net'	(777,939)	235,677	(542,262)
Balance as of December 31, 2024	—	—	—